Related Party Transactions - Schedule of Amounts Due from/to Related Parties (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Trident Consultancy Pte Ltd [Member]
Amounts due from related parties, current
Total amounts due from related parties, current	[1]	$ 2,613,686
Ban Bu Dian (M) Sdn. Bhd. [Member]
Amounts due from related parties, current
Total amounts due from related parties, current	[2]	606,850	140,527
Amounts due to related parties, current
Total amounts due to related parties, current		53,914	32,204
Zi Wei Yuan (Shen Zhen) Hotpot Restaurant Co., Ltd [Member]
Amounts due from related parties, current
Total amounts due from related parties, current		407,263	340,772
Amounts due from related parties, non-current
Total amounts due from related parties, non-current	[3]	539,154	489,274
CCH Alor Setar Sdn. Bhd. [Member]
Amounts due from related parties, current
Total amounts due from related parties, current		318,250	243,235
CCH F&B Sdn. Bhd. [Member]
Amounts due from related parties, current
Total amounts due from related parties, current		277,377	175,740
CCH Ipoh Sdn. Bhd. [Member]
Amounts due from related parties, current
Total amounts due from related parties, current		226,577	269,021
CCH (Sabah) Sdn. Bhd. [Member]
Amounts due from related parties, current
Total amounts due from related parties, current		193,132	110,468
Kopitan Classic Sdn. Bhd. [Member]
Amounts due from related parties, current
Total amounts due from related parties, current		171,708	202,236
Signature Tasty Claypot House (Arkadia) Sdn. Bhd. [Member]
Amounts due from related parties, current
Total amounts due from related parties, current		155,956	56,180
CCH KCH Sdn. Bhd., [Member]
Amounts due from related parties, current
Total amounts due from related parties, current		132,853	66,083
Mr. Goh Kok Foong [Member]
Amounts due from related parties, current
Total amounts due from related parties, current		30,202	488,921
Amounts due to related parties, current
Total amounts due to related parties, current		113,173	38,036
Mr. Goh Kok E [Member]
Amounts due from related parties, current
Total amounts due from related parties, current		2,959	500,432
Amounts due to related parties, current
Total amounts due to related parties, current		136,875	671
Others [Member]
Amounts due from related parties, current
Total amounts due from related parties, current		135,402	103,904
Amounts due to related parties, current
Total amounts due to related parties, current		45,575	7,889
Related Party [Member]
Amounts due from related parties, current
Total amounts due from related parties, current	[4]	5,272,215	2,697,519
Amounts due from related parties, non-current
Total amounts due from related parties, non-current		802,098	727,891
Amounts due to related parties, current
Total amounts due to related parties, current		380,056	177,075
Abang Adek Holdings Sdn. Bhd. [Member]
Amounts due from related parties, non-current
Total amounts due from related parties, non-current	[5]	262,944	238,617
Kopitan Food Sdn. Bhd. [Member]
Amounts due to related parties, current
Total amounts due to related parties, current		$ 30,519	$ 98,275

[1]	In 2025, the Group provided an interest-free credit facility, due on demand, to Hong Woi Tat Trading Sdn. Bhd. (“Hong Woi Tat”) of US$3,189,418 (MYR13,653,580) to support its operations. As of December 31, 2025, the outstanding amounts of the credit facility was US$2,613,686 (MYR10,601,110).
[2]	In 2025, the Group provided interest-free loans, due on demand, to Ban Bu Dian (M) Sdn. Bhd. (“Ban Bu Dian”) of US$335,614 (MYR1,436,729) to support its operations. As of December 31, 2025, the outstanding amounts due from Ban Bu Dian was US$ 606,850 (MYR2,461,383).
[3]	The Group provided an interest-free credit facility to Zi Wei Yuan (Shen Zhen) Hotpot Restaurant Co., Ltd (“Zi Wei Yuan (Shen Zhen)”) of US$542,406 (MYR2,200,000) to support its operations, and the maturity date of this interest-free credit facility is August 1, 2028. As of December 31, 2024 and 2025, the outstanding amounts of the credit facility were US$489,274 (MYR2,186,809) and US$539,154 (MYR2,186,809), respectively.
[4]	The balance of amounts due from related parties, current mainly includes interest-free loans which are due on demand and receivables arising from sales transactions with related parties.
[5]	The Group provided an interest-free credit facility to Abang Adek Holdings Sdn. Bhd. (“Abang Adek”) of US$262,944 (RM 1,066,500) to support its operations, and the maturity date of this interest-free credit facility is July 16, 2027. As of December 31, 2024 and 2025, the outstanding amounts of the credit facility were US$238,617 (RM 1,066,500) and US$262,944 (MYR1,066,500).